Taxes (Details) - Schedule of PRC Statutory Rates to the Company’s Effective Tax Rate - USD ($) $ in Thousands		6 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Schedule of PRC Statutory Rates to the Company’s Effective Tax Rate [Abstract]
Income (benefit) expense computed based on PRC statutory rate		$ (413,846)	$ (870,439)
Tax effect of different tax rates in other jurisdictions		68,526	576,986
Tax effect of unrecognized loss		272,558	205,489
Change in valuation allowance		186,122	229,207
Non-deductible items and others	[1]	25,421	39,599
Income tax expense		$ 138,781	$ 180,842

[1]	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.